Other Tax Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Tax Liabilities
Other tax liabilities, current	€ 646	€ 632
Other non-financial liabilities, current	€ 5,203	€ 4,643
Other tax liabilities as % of Other non-financial liabilities, current	12.00%	14.00%
Other tax liabilities, non-current	€ 0	€ 0
Other non-financial liabilities, non-current	€ 860	€ 770
Other tax liabilities as % of Other non-financial liabilities, non-current	0.00%	0.00%
Other taxes	€ 646	€ 632
Other non-financial liabilities	€ 6,063	€ 5,413
Other tax liabilities as % of Other non-financial liabilities	11.00%	12.00%